UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3562

HIGH YIELD VARIABLE ACCOUNT

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

Compass

PROFESSIONALLY MANAGED COMBINATION
FIXED/VARIABLE ANNUITIES
FOR PERSONAL INVESTMENTS AND
QUALIFIED RETIREMENT PLANS

QUARTERLY PORTFOLIO HOLDINGS • September 30, 2008

High Yield Variable Account

Issued by
Sun Life Assurance Company of Canada (U.S),
A Wholly Owned Subsidiary of
Sun Life of Canada (U.S.) Holdings, Inc.

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited)

High Yield Variable Account

Issuer	Shares/Par		Value ($)
BONDS - 84.7%
Aerospace - 0.9%
Hawker Beechcraft Acquisition Co. LLC, 9.75%, 2017		$110,000	$98,450
Vought Aircraft Industries, Inc., 8%, 2011		315,000	274,050

			$372,500

Airlines - 0.7%
Continental Airlines, Inc., 7.339%, 2014		$281,000	$210,750
Continental Airlines, Inc., 6.9%, 2017		53,024	44,142
Continental Airlines, Inc., 6.748%, 2017		42,007	33,605

			$288,497

Asset Backed & Securitized - 4.3%
ARCap REIT, Inc., CDO, “H”, 6.1%, 2045 (n)		$165,567	$38,080
Banc of America Commercial Mortgage, Inc., 5.39%, 2045		75,059	59,663
Banc of America Commercial Mortgage, Inc., FRN, 6.002%, 2017		71,823	55,965
Banc of America Commercial Mortgage, Inc., FRN, 5.772%, 2017		315,434	253,015
Citigroup Commercial Mortgage Trust, FRN, 5.888%, 2017		148,212	71,226
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039		70,665	55,626
Crest Ltd., CDO, 7%, 2040		154,000	58,117
First Union National Bank Commercial Mortgage Trust, 6.75%, 2032		165,000	126,552
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045		224,410	186,509
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.466%, 2047		145,361	111,188
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.26%, 2051		110,000	66,762
Merrill Lynch Mortgage Trust, FRN, 6.022%, 2050		110,000	65,940
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.204%, 2049		242,759	198,008
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.902%, 2050		62,000	48,261
Wachovia Bank Commercial Mortgage Trust, FRN, 5.942%, 2047		87,180	49,239
Wachovia Bank Commercial Mortgage Trust, FRN, 6.099%, 2051		240,129	196,282
Wachovia Credit, CDO, FRN, 4.561%, 2026 (z)		250,000	70,730

			$1,711,163

Automotive - 2.9%
Accuride Corp., 8.5%, 2015		$75,000	$47,625
Allison Transmission, Inc., 11%, 2015 (n)		290,000	252,300
FCE Bank PLC, 7.125%, 2012	EUR	200,000	188,645
Ford Motor Credit Co. LLC, 9.75%, 2010		$140,000	100,392
Ford Motor Credit Co. LLC, 12%, 2015		350,000	267,089
Ford Motor Credit Co. LLC, 8%, 2016		190,000	120,133
General Motors Corp., 8.375%, 2033		446,000	178,400

			$1,154,584

Broadcasting - 5.3%
Allbritton Communications Co., 7.75%, 2012		$328,000	$280,440
Bonten Media Acquisition Co., 9%, 2015 (p)(z)		135,000	79,650
CanWest MediaWorks LP, 9.25%, 2015 (n)		160,000	115,200
DIRECTV Holdings LLC, 7.625%, 2016 (n)		255,000	230,775
Lamar Media Corp., 6.625%, 2015		225,000	186,188
Lamar Media Corp., “C”, 6.625%, 2015		145,000	119,988
LBI Media, Inc., 8.5%, 2017 (n)		150,000	99,000
LIN TV Corp., 6.5%, 2013		320,000	249,600
Local TV Finance LLC, 9.25%, 2015 (n)(p)		240,000	156,000
Newport Television LLC, 13%, 2017 (n)(p)		280,000	197,400
Nexstar Broadcasting Group, Inc., 7%, 2014		270,000	202,500
Univision Communications, Inc., 9.75%, 2015 (n)(p)		380,000	176,700
Young Broadcasting, Inc., 8.75%, 2014		80,000	11,600

			$2,105,041

Brokerage & Asset Managers - 0.7%
Nuveen Investments, Inc., 10.5%, 2015 (n)		$350,000	$269,500

Building - 1.7%
Associated Materials, Inc., 9.75%, 2012		$80,000	$78,800
Associated Materials, Inc., 0% to 2009, 11.25% to 2014		120,000	77,400
Building Materials Corp. of America, 7.75%, 2014		170,000	134,300
Nortek Holdings, Inc., 10%, 2013 (n)		115,000	101,200
Nortek Holdings, Inc., 8.5%, 2014		140,000	79,800
Ply Gem Industries, Inc., 9%, 2012		215,000	117,175
Ply Gem Industries, Inc., 11.75%, 2013 (n)		85,000	73,100

			$661,775

Business Services - 1.2%
First Data Corp., 9.875%, 2015 (n)		$305,000	$239,425

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited) - continued

High Yield Variable Account

Issuer	Shares/Par	Value ($)
BONDS - continued
Business Services - continued
SunGard Data Systems, Inc., 10.25%, 2015	$261,000	$226,418

		$465,843

Cable TV - 3.8%
CCH II Holdings LLC, 10.25%, 2010	$380,000	$342,000
CCO Holdings LLC, 8.75%, 2013	705,000	613,350
CSC Holdings, Inc., 6.75%, 2012	285,000	261,131
CSC Holdings, Inc., 8.5%, 2015 (n)	5,000	4,644
Mediacom LLC, 9.5%, 2013	105,000	93,975
NTL Cable PLC, 9.125%, 2016	228,000	190,950

		$1,506,050

Chemicals - 3.9%
Innophos, Inc., 8.875%, 2014	$265,000	$265,000
KI Holdings, Inc., 0% to 2009, 9.875% to 2014	348,000	311,460
Koppers Holdings, Inc., 9.875%, 2013	220,000	226,600
Momentive Performance Materials, Inc., 9.75%, 2014	75,000	59,250
Momentive Performance Materials, Inc., 11.5%, 2016	304,000	206,720
Nalco Co., 7.75%, 2011	235,000	230,300
Nalco Co., 8.875%, 2013	235,000	234,413

		$1,533,743

Consumer Goods & Services - 2.9%
Corrections Corp. of America, 6.25%, 2013	$120,000	$112,200
GEO Group, Inc., 8.25%, 2013	180,000	178,650
Jarden Corp., 7.5%, 2017	145,000	120,713
KAR Holdings, Inc., 10%, 2015	175,000	134,750
Service Corp. International, 7.375%, 2014	110,000	100,100
Service Corp. International, 7%, 2017	400,000	342,000
Ticketmaster, 10.75%, 2016 (n)	190,000	178,600

		$1,167,013

Containers - 1.5%
Crown Americas LLC, 7.625%, 2013	$150,000	$147,750
Graham Packaging Co. LP, 9.875%, 2014	220,000	191,400
Greif, Inc., 6.75%, 2017	165,000	159,225
Owens-Brockway Glass Container, Inc., 8.25%, 2013	105,000	104,475

		$602,850

Defense Electronics - 0.9%
L-3 Communications Corp., 6.125%, 2014	$235,000	$217,375
L-3 Communications Corp., 5.875%, 2015	165,000	149,325

		$366,700

Electronics - 1.1%
Avago Technologies Finance, 11.875%, 2015	$125,000	$128,750
Flextronics International Ltd., 6.25%, 2014	125,000	105,625
Freescale Semiconductor, Inc., 8.875%, 2014	110,000	75,900
Spansion LLC, 11.25%, 2016 (n)	200,000	115,000

		$425,275

Emerging Market Sovereign - 0.1%
Republic of Argentina, FRN, 3.127%, 2012	$76,350	$55,039

Energy - Independent - 5.6%
Chaparral Energy, Inc., 8.875%, 2017	$160,000	$126,400
Chesapeake Energy Corp., 7%, 2014	149,000	139,315
Chesapeake Energy Corp., 6.375%, 2015	275,000	245,438
Forest Oil Corp., 7.25%, 2019 (n)	35,000	29,925
Forest Oil Corp., 7.25%, 2019	150,000	128,250
Hilcorp Energy I LP, 7.75%, 2015 (n)	20,000	17,200
Hilcorp Energy I LP, 9%, 2016 (n)	80,000	72,800
Mariner Energy, Inc., 8%, 2017	140,000	118,300
Newfield Exploration Co., 6.625%, 2014	190,000	171,000
OPTI Canada, Inc., 8.25%, 2014	320,000	286,400
Plains Exploration & Production Co., 7%, 2017	325,000	282,750
Quicksilver Resources, Inc., 7.125%, 2016	355,000	289,325
SandRidge Energy, Inc., 8.625%, 2015 (n)(p)	95,000	84,075
SandRidge Energy, Inc., 8%, 2018 (n)	130,000	111,800
Southwestern Energy Co., 7.5%, 2018 (n)	140,000	135,800

		$2,238,778

Entertainment - 0.6%
AMC Entertainment, Inc., 11%, 2016	$150,000	$147,750
Marquee Holdings, Inc., 9.505%, 2014	115,000	84,813

		$232,563

Financial Institutions - 0.7%
General Motors Acceptance Corp., 6.875%, 2011	$477,000	$212,831
General Motors Acceptance Corp., 8%, 2031	217,000	81,869

		$294,700

Food & Beverages - 2.3%
ARAMARK Corp., 8.5%, 2015	$205,000	$192,700
B&G Foods, Inc., 8%, 2011	175,000	168,000
Dean Foods Co., 7%, 2016	235,000	204,450
Del Monte Corp., 6.75%, 2015	185,000	166,500
Michael Foods, Inc., 8%, 2013	175,000	169,750

		$901,400

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited) - continued

High Yield Variable Account

Issuer	Shares/Par		Value ($)
BONDS - continued
Forest & Paper Products - 2.6%
Buckeye Technologies, Inc., 8%, 2010		$49,000	$45,325
Buckeye Technologies, Inc., 8.5%, 2013		350,000	325,500
Georgia-Pacific Corp., 7.125%, 2017 (n)		135,000	120,488
Georgia-Pacific Corp., 8%, 2024		75,000	66,000
Graphic Packaging International Corp., 9.5%, 2013		175,000	158,375
JSG Funding PLC, 7.75%, 2015		25,000	20,813
Millar Western Forest Products Ltd., 7.75%, 2013		245,000	139,650
Smurfit-Stone Container Corp., 8%, 2017		215,000	167,700

			$1,043,851

Gaming & Lodging - 5.9%
Boyd Gaming Corp., 6.75%, 2014		$105,000	$75,338
Firekeepers Development Authority, 13.875%, 2015 (z)		75,000	66,000
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (n)		345,000	96,600
Harrah’s Operating Co., Inc., 5.5%, 2010		140,000	105,000
Harrah’s Operating Co., Inc., 10.75%, 2016 (n)		485,000	247,350
Harrah’s Operating Co., Inc., 10.75%, 2018 (n)(p)		110,000	47,300
Host Hotels & Resorts, Inc., 7.125%, 2013		140,000	124,600
Host Hotels & Resorts, Inc., 6.75%, 2016		110,000	89,925
Mandalay Resort Group, 9.375%, 2010		175,000	161,000
MGM Mirage, 8.5%, 2010		140,000	128,800
MGM Mirage, 8.375%, 2011		240,000	196,200
MGM Mirage, 6.75%, 2013		200,000	156,000
MGM Mirage, 5.875%, 2014		195,000	140,888
Pinnacle Entertainment, Inc., 7.5%, 2015		330,000	244,200
Station Casinos, Inc., 6%, 2012		70,000	39,200
Station Casinos, Inc., 6.5%, 2014		330,000	97,350
Station Casinos, Inc., 6.875%, 2016		380,000	106,400
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015		505,000	207,050

			$2,329,201

Industrial - 1.8%
Blount, Inc., 8.875%, 2012		$205,000	$203,975
JohnsonDiversey, Inc., 9.625%, 2012	EUR	70,000	94,604
JohnsonDiversey, Inc., “B”, 9.625%, 2012		$400,000	399,000

			$697,579

Insurance - Property & Casualty - 0.3%
USI Holdings Corp., 9.75%, 2015 (n)		$160,000	$121,600

Machinery & Tools - 0.6%
Case New Holland, Inc., 7.125%, 2014		$280,000	$254,800

Major Banks - 1.3%
Bank of America Corp., 8% to 2018, FRN to 2049		$325,000	$257,357
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049		325,000	273,611

			$530,968

Medical & Health Technology & Services - 8.2%
Biomet, Inc., 10%, 2017		$225,000	$229,500
Biomet, Inc., 11.625%, 2017		150,000	150,750
Community Health Systems, Inc., 8.875%, 2015		490,000	465,500
Cooper Cos., Inc., 7.125%, 2015		220,000	215,600
DaVita, Inc., 7.25%, 2015		395,000	375,250
HCA, Inc., 6.375%, 2015		340,000	267,750
HCA, Inc., 9.25%, 2016		765,000	743,963
Psychiatric Solutions, Inc., 7.75%, 2015		200,000	186,000
U.S. Oncology, Inc., 10.75%, 2014		325,000	326,625
Universal Hospital Services, Inc., 8.5%, 2015 (p)		155,000	144,538
Universal Hospital Services, Inc., FRN, 6.302%, 2015		45,000	39,600
VWR Funding, Inc., 10.25%, 2015 (p)		135,000	118,125

			$3,263,201

Metals & Mining - 4.0%
Arch Western Finance LLC, 6.75%, 2013		$175,000	$164,500
FMG Finance Ltd., 10.625%, 2016 (n)		320,000	313,600
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017		580,000	571,300
Freeport-McMoRan Copper & Gold, Inc., FRN, 5.882%, 2015		85,000	81,421
Peabody Energy Corp., 5.875%, 2016		225,000	203,625
Peabody Energy Corp., 7.375%, 2016		260,000	249,600

			$1,584,046

Municipals - 0.5%
Regional Transportation Authority, IL, “A”, MBIA, 4.5%, 2035		$215,000	$181,047

Natural Gas - Distribution - 1.0%
AmeriGas Partners LP, 7.125%, 2016		$205,000	$183,475
Inergy LP, 6.875%, 2014		235,000	205,625

			$389,100

Natural Gas - Pipeline - 2.1%
Atlas Pipeline Partners LP, 8.125%, 2015		$160,000	$147,200
Atlas Pipeline Partners LP, 8.75%, 2018 (n)		140,000	131,600

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited) - continued

High Yield Variable Account

Issuer	Shares/Par	Value ($)
BONDS - continued
Natural Gas - Pipeline - continued
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)	$220,000	$222,779
El Paso Corp., 7.25%, 2018	140,000	130,200
Transcontinental Gas Pipe Line Corp., 7%, 2011	55,000	56,313
Williams Partners LP, 7.25%, 2017	155,000	144,150

		$832,242

Network & Telecom - 3.6%
Cincinnati Bell, Inc., 8.375%, 2014	$265,000	$230,550
Citizens Communications Co., 9.25%, 2011	225,000	225,000
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	205,000	186,550
Qwest Capital Funding, Inc., 7.25%, 2011	295,000	275,825
Qwest Corp., 7.875%, 2011	95,000	91,200
Qwest Corp., 8.875%, 2012	300,000	294,000
Windstream Corp., 8.625%, 2016	150,000	138,375

		$1,441,500

Oil Services - 0.9%
Basic Energy Services, Inc., 7.125%, 2016	$290,000	$258,100
GulfMark Offshore, Inc., 7.75%, 2014	115,000	108,100

		$366,200

Printing & Publishing - 2.2%
American Media Operations, Inc., 10.25%, 2009 (z)	$8,181	$5,768
American Media Operations, Inc., “B”, 10.25%, 2009	225,000	158,625
Dex Media, Inc., 0% to 2008, 9% to 2013	300,000	138,000
Dex Media, Inc., 0% to 2008, 9% to 2013	425,000	195,500
Idearc, Inc., 8%, 2016	373,000	101,643
Nielsen Finance LLC, 10%, 2014	230,000	218,500
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	40,000	26,000
Quebecor World, Inc., 6.125%, 2013 (d)	105,000	32,025

		$876,061

Retailers - 0.4%
Couche-Tard, Inc., 7.5%, 2013	$55,000	$50,600
Sally Beauty Holdings, Inc., 10.5%, 2016	105,000	99,750

		$150,350

Specialty Stores - 0.4%
Payless ShoeSource, Inc., 8.25%, 2013	$160,000	$141,200

Telecommunications - Wireless - 2.0%
Alltel Corp., 7%, 2012	$248,000	$242,420
MetroPCS Wireless, Inc., 9.25%, 2014	215,000	201,025
Sprint Capital Corp., 8.375%, 2012	110,000	99,000
Wind Acquisition Finance S.A., 10.75%, 2015 (n)	250,000	245,000

		$787,445

Transportation - Services - 0.5%
Hertz Corp., 8.875%, 2014	$230,000	$198,375

Utilities - Electric Power - 5.3%
Dynegy Holdings, Inc., 7.5%, 2015	$155,000	$130,975
Edison Mission Energy, 7%, 2017	355,000	319,500
Mirant North America LLC, 7.375%, 2013	245,000	230,300
NRG Energy, Inc., 7.375%, 2016	740,000	666,000
Reliant Energy, Inc., 7.875%, 2017	340,000	251,600
Texas Competitive Electric Holdings LLC, 10.25%, 2015 (n)	555,000	500,888

		$2,099,263

Total Bonds		$33,641,043

FLOATING RATE LOANS(g)(r) - 6.6%
Aerospace - 0.6%
Hawker Beechcraft Acquisition Co., Letter of Credit, 5.76%, 2014	10,085	$8,777
Hawker Beechcraft Acquisition Co., Term Loan, 5.76%, 2014	250,319	217,867

		$226,644

Automotive - 1.2%
Federal-Mogul Corp., Term Loan B, 4.49%, 2014	187,420	$134,006
Ford Motor Co., Term Loan B, 5.49%, 2013	391,248	255,697
General Motors, Term Loan B, 2013 (o)	66,551	43,091
Mark IV Industries, Inc., Second Lien Term Loan, 11.87%, 2011	169,464	61,007

		$493,801

Broadcasting - 0.5%
Young Broadcasting, Inc., Term Loan, 5.32%, 2012	181,624	$137,126
Young Broadcasting, Inc., Term Loan B-1, 5.32%, 2012	66,997	50,583

		$187,709

Business Services - 0.5%
First Data Corp., Term Loan B-1, 5.96%, 2014	241,225	$205,041

Forest & Paper Products - 0.2%
Abitibi-Consolidated, Inc., Term Loan, 11.5%, 2009	65,619	$64,307

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited) - continued

High Yield Variable Account

Issuer	Shares/Par	Value ($)
FLOATING RATE LOANS(g)(r) - continued
Gaming & Lodging - 0.3%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 6.96%, 2014	248,868	$126,923

Medical & Health Technology & Services - 0.9%
Community Health Systems, Inc., Delayed Draw Term Loan, 2014 (q)	8,611	$7,535
Community Health Systems, Inc., Term Loan B, 5.28%, 2014	168,339	147,297
HCA, Inc., Term Loan B, 6.01%, 2013	239,828	209,899

		$364,731

Printing & Publishing - 0.3%
Idearc, Inc., Term Loan B, 5.76%, 2014	23,009	$13,322
Tribune Co., Incremental Term Loan, 2014 (o)	285,830	115,761

		$129,083

Retailers - 0.1%
Burlington Coat Factory, Term Loan B, 2013 (o)	78,965	$54,012

Specialty Stores - 0.2%
Michaels Stores, Inc., Term Loan B, 4.86%, 2013	91,444	$66,786

Telecommunications - Wireless - 0.3%
ALLTEL Communications, Inc., Term Loan B-2, 5.32%, 2015	126,353	$121,437

Utilities - Electric Power - 1.5%
Calpine Corp., DIP Term Loan, 6.65%, 2014	201,525	$170,540
NRG Energy Corp., Letter of Credit, 2013 (o)	51,871	45,444
NRG Energy Corp., Term Loan, 2013 (o)	106,025	92,889
Texas Competitive Electric Holdings LLC, Term Loan B-3, 6.28%, 2014 (o)	336,708	283,376

		$592,249

Total Floating Rate Loans		$2,632,723

COMMON STOCKS - 1.7%
Automotive - 0.0%
Oxford Automotive, Inc. (a)	53	$0

Cable TV - 0.7%
Cablevision Systems Corp., “A”	2,100	$52,836
Comcast Corp., “A”	7,600	149,188
Time Warner Cable, Inc., “A” (a)	2,800	67,760

		$269,784

Energy - Integrated - 0.1%
Chevron Corp.	500	$41,240

Forest & Paper Products - 0.1%
Louisiana-Pacific Corp.	2,600	$24,180

Gaming & Lodging - 0.3%
MGM Mirage (a)	1,300	$37,050
Pinnacle Entertainment, Inc. (a)	10,500	79,380

		$116,430

Printing & Publishing - 0.0%
Golden Books Family Entertainment, Inc. (a)	21,250	$0

Real Estate - 0.2%
Host Hotels & Resorts, Inc., REIT	5,000	$66,450

Telephone Services - 0.2%
Windstream Corp.	7,600	$83,144

Utilities - Electric Power - 0.1%
Reliant Energy, Inc. (a)	7,800	$57,215

Total Common Stocks		$658,443

PREFERRED STOCKS - 0.7%
Brokerage & Asset Managers - 0.7%
Merrill Lynch Co., Inc., 8.625%, 1900	15,025	$285,325

REPURCHASE AGREEMENTS - 6.0%
Morgan Stanley, 1.5%, dated 9/30/08, due 10/1/08, total to be received $2,363,098 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	$2,363,000	$2,363,000

Total Investments		$39,580,534

OTHER ASSETS, LESS LIABILITIES - 0.3%		121,765

NET ASSETS - 100.0%		$39,702,299

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited) - continued

High Yield Variable Account

(a)	Non-income producing security.

(d)	Non-income producing security - in default.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $4,932,279 representing 12.4% of net assets.

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.

(p)	Payment-in-kind security.

(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The variable account holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
American Media Operations, Inc., 10.25%, 2009	1/04/07-11/28/07	$8,070	$5,768
Bonten Media Acquisition Co., 9%, 2015	5/22/07	135,375	79,650
Firekeepers Development Authority, 13.875%, 2015	4/22/08	73,649	66,000
Wachovia Credit, CDO, FRN, 4.561%, 2026	6/08/06	250,000	70,730

Total Restricted Securities			$222,148
% of Net Assets			0.6%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLN	Credit-Linked Note
DIP	Debtor-in-Possession
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT	Real Estate Investment Trust

Insurers
MBIA	MBIA Insurance Corp.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR  Euro

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

High Yield Variable Account

Supplemental Information (Unaudited) 9/30/08

(1)	Fair Value Disclosure

The variable account adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the variable account’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of September 30, 2008 in valuing the variable account’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$943,883	$38,636,651	$—	$39,580,534
Other Financial Instruments	$—	$(307,038)	$—	$(307,038)

(2)	Derivative Contracts at 9/30/08

Forward Foreign Currency Exchange Contracts at 9/30/08

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
SELL	EUR	233,586	10/22/2008	$342,203	$329,495	$12,708

Swap Agreements at 9/30/08

Expiration		Notional Amount		Counterparty	Cash Flows to Receive		Cash Flows to Pay	Value
Credit Default Swaps
6/20/09	USD	200,000		JPMorgan Chase Bank	4.10	% (fixed rate)	(1)	$(46,611)
6/20/09	USD	100,000		JPMorgan Chase Bank	4.80	% (fixed rate)	(1)	(22,872)
6/20/12	USD	200,000		Morgan Stanley Capital Services, Inc.	3.76	% (fixed rate)	(2)	(98,441)
6/20/12	USD	100,000		Morgan Stanley Capital Services, Inc.	4.15	% (fixed rate)	(2)	(48,574)
6/20/13	USD	200,000	(a)	Goldman Sachs International	5.00	% (fixed rate)	(3)	(107,108)
9/20/13	USD	200,000		JPMorgan Chase Bank	5.30	%(fixed rate)	(4)	3,860

								$(319,746)

(1)	Variable account to pay notional amount upon a defined credit event by Abitibi Consolidated, Inc., 8.375%, 4/01/15.

(2)	Variable account to pay notional amount upon a defined credit event by Bowater, Inc., 6.5%, 6/15/13.

(3)	Variable account to pay notional amount upon a defined credit event by Station Casinos, Inc., 6.0%, 4/01/12.

(4)	Variable account to pay notional amount upon a defined credit event by ARAMARK Services., 8.5%, 2/01/2015.

(a)	Net unamortized premiums received by the fund amounted to $32,313.

At September 30, 2008, the variable account had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: HIGH YIELD VARIABLE ACCOUNT

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: November 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: November 17, 2008

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 17, 2008

*	Print name and title of each signing officer under his or her signature.